Document And Entity Information	9 Months Ended
Jul. 01, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Santo Mining Corp.
Document Type	S-1
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	66,931,269
Amendment Flag	false
Entity Central Index Key	0001499275
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul 1, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3

Santo Mining Corp. - Balance Sheets (USD $)	Jul. 31, 2012	Jul. 31, 2011
CURRENT ASSETS
Cash	$ 50,793	$ 2,187
Total Current Assets	50,793	2,187
Mineral claim	63,912
Website, net of amortization of $1,340 and $303, respectively	3,540	4,577
Deposit	16,826
TOTAL ASSETS	135,071	6,764
CURRENT LIABILITIES
Accounts payable and accrued expenses	46,172	3,790
Related party payable	79,696	36,137
TOTAL LIABILITIES	125,868	39,927
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; 0 shares issued and outstanding	0	0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 63,635,340 and 62,962,505 shares issued and outstanding, respectively	636	630
Additional paid-in capital	290,123	38,320
Deficit accumulated during development stage	(281,556)	(72,113)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	9,203	(33,163)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 135,071	$ 6,764

Santo Mining Corp. - Balance Sheets (Parentheticals) (USD $)	Apr. 03, 2013	Mar. 25, 2013	Jul. 31, 2012	Jul. 31, 2011
Website, net of amortization (in Dollars)			$ 1,340	$ 303
Preferred stock par value (in Dollars per share)			$ 0.00001	$ 0.00001
Preferred stock, shares authorized			450,000,000	450,000,000
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized			450,000,000	450,000,000
Common stock, shares issued			63,635,340	62,962,505
Common stock, shares outstanding			63,635,340	62,962,505

Santo Mining Corp. - Statements of Operations (USD $)	12 Months Ended		37 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
OPERATING EXPENSES:
Consulting fees	$ 92,422	$ 18,589	$ 111,011
Executive compensation	7,327		7,327
General and administrative	16,877	14,584	33,431
Transfer agent fees	4,804	8,515	13,319
Legal and accounting fees	87,995	28,304	116,299
Total operating expenses	209,425	69,992	281,387
Foreign currency transaction gain (loss)	(18)	10	(173)
Interest income		4	4
Total other income (expense)	(18)	14	(169)
Net loss	$ (209,443)	$ (69,978)	$ (281,556)
Basic and diluted loss per common share (in Dollars per share)	$ 0	$ 0
of common shares outstanding (in Shares)	63,105,091	62,962,505

Santo Mining Corp. - Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balances, July at Jul. 31, 2009
Net loss			$ (2,135)	$ (2,135)
Balances, July at Jul. 31, 2010			(2,135)	36,815
Balances, July at Jul. 28, 2010
Shares issued for cash on	255	33,695		33,950
Shares issued for cash on (in Shares)	25,462,505
Balances, July at Jul. 31, 2010	630	38,320		36,815
Balances, July (in Shares) at Jul. 31, 2010	62,962,505
Balances, July at Jul. 01, 2011
Shares issued for cash on		4,142		4,142
Balances, July at Jul. 31, 2012		290,123		9,203
Balances, July at Jul. 05, 2011
Net loss			(209,443)	(209,443)
Balances, July at Jul. 31, 2012			(281,556)	9,203
Balances, July at Jul. 16, 2011
Shares issued for cash on	2	46,665		46,667
Shares issued for cash on (in Shares)	233,335
Balances, July at Jul. 31, 2012	$ 636	$ 290,123		$ 9,203
Balances, July (in Shares) at Jul. 31, 2012	63,635,340

Santo Mining Corp. - Statements of Cash Flows (USD $)	12 Months Ended		37 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (209,443)	$ (69,978)	$ (281,556)
Amortization expense	1,037	303	1,340
Share-based compensation	46,667		46,667
Accounts payable and accrued expenses	42,382	3,790	46,172
Prepaid expense and deposit		15,720
Net cash used in operating activities	(119,357)	(50,165)	(187,377)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of deposit on mineral claim	(16,826)		(16,826)
Purchase of mineral claim	(59,770)		(59,770)
Payments for website		(4,880)	(4,880)
Net cash used in investing activities	(76,596)	(4,880)	(81,476)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock	201,000		239,950
Proceeds from related party payable	43,559	34,500	79,696
Net cash provided by financing activities	244,559	34,500	319,646
Net change in cash	48,606	(20,545)	50,793
Cash and cash equivalents, beginning of period	2,187	22,732
Cash and cash equivalents, end of period	50,793	2,187	50,793
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Interest paid		4	4
Income tax paid	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares transferred between related parties for mineral claim	$ 4,142		$ 4,142

Santo Mining Corp. - Balance Sheet - Unaudited (USD $)	Apr. 30, 2013	Jul. 31, 2012
CURRENT ASSETS
Cash		$ 50,793
Total Current Assets		50,793
Website, net of amortization of $1,745 and $1,340, respectively		3,540
Deposits		16,826
TOTAL ASSETS		135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses		46,172
Derivative liability	6,890
TOTAL LIABILITIES		125,868
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; none issued and outstanding		0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 69,431,269 and 63,635,340 shares issued and outstanding, respectively		636
Additional paid-in capital		290,123
Deficit accumulated during the development stage	840,203	(281,556)
TOTAL STOCKHOLDERS' EQUITY		9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		135,071
Scenario, Actual [Member]
CURRENT ASSETS
Cash	45,293
Prepaid expense	103,500
Total Current Assets	148,793
Mineral claims	579,315
Website, net of amortization of $1,745 and $1,340, respectively	3,345
Deposits	106,247
TOTAL ASSETS	837,700
CURRENT LIABILITIES
Accounts payable and accrued expenses	124,395
Related party payable	149,696
Convertible note payable	46,277
Derivative liability	6,890
TOTAL LIABILITIES	327,258
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; none issued and outstanding	0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 69,431,269 and 63,635,340 shares issued and outstanding, respectively	694
Additional paid-in capital	1,349,951
Deficit accumulated during the development stage	(840,203)
TOTAL STOCKHOLDERS' EQUITY	510,442
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	837,700
Scenario, Forecast [Member]
CURRENT ASSETS
Cash		50,793
Total Current Assets		50,793
Mineral claims		63,912
Website, net of amortization of $1,745 and $1,340, respectively		3,540
Deposits		16,826
TOTAL ASSETS		135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses		46,172
Related party payable		79,696
TOTAL LIABILITIES		125,868
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; none issued and outstanding		0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 69,431,269 and 63,635,340 shares issued and outstanding, respectively		636
Additional paid-in capital		290,123
Deficit accumulated during the development stage		(281,556)
TOTAL STOCKHOLDERS' EQUITY		9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 135,071

Santo Mining Corp. - Balance Sheet - Unaudited (Parentheticals) (USD $)	Apr. 30, 2013 Scenario, Actual [Member]	Jul. 31, 2012 Scenario, Forecast [Member]
Website, net of amortization (in Dollars)	$ 1,745	$ 1,340
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	450,000,000	450,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	69,431,269	63,635,340
Common stock, shares outstanding	69,431,269	63,635,340

Santo Mining Corp. - Statements of Operations - Unaudited (USD $)	2 Months Ended	46 Months Ended	3 Months Ended	9 Months Ended
	Apr. 01, 2013 Scenario, Plan [Member]	Apr. 30, 2013 Scenario, Plan [Member]	Apr. 30, 2012 Scenario, Actual [Member]	Apr. 30, 2012 Scenario, Actual [Member]	Apr. 30, 2013 Scenario, Previously Reported [Member]
OPERATING EXPENSES
Consulting fees	$ 166,511	$ 421,250	$ 2,310	$ 8,950	$ 310,239
General and administrative	55,276	202,061	5,867	25,008	147,984
Legal and accounting fees	54,476	216,556	16,331	41,875	100,257
Total operating expenses	276,263	839,867	24,508	75,833	558,480
OTHER INCOME (EXPENSES)
Foreign currency transaction loss		(173)		(16)
Change in fair value of derivative liability	212	212			212
Interest expense	(379)	(375)			(379)
Total other expenses	(167)	(336)		(16)	(167)
Net loss	$ (276,430)	$ (840,203)	$ (24,508)	$ (75,849)	$ (558,647)
Basic and diluted loss per common share (in Dollars per share)	$ 0		$ 0	$ 0	$ (0.01)
Basic and diluted weighted average number of common shares outstanding (in Shares)	66,251,271		63,185,026	63,036,135	64,823,026

Santo Mining Corp. - Statements of Cash Flows - Unaudited (USD $)	9 Months Ended		46 Months Ended
	Apr. 30, 2013 Scenario, Actual [Member]	Apr. 30, 2012 Scenario, Plan [Member]	Apr. 30, 2013 Scenario, Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (558,647)	$ (75,849)	$ (840,203)
Amortization expense	405	794	1,745
Share-based compensation	167,132		213,799
Amortization of debt discount	379		379
Change in fair value of derivative liability	(212)		(212)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	78,223	2,266	124,395
Net cash used in operating activities	(312,720)	(72,789)	(500,097)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of deposits on mineral claims	(106,247)		(106,247)
Loan to related party		(42,537)
Purchase of mineral claims	(29,523)		(106,119)
Payments for website	(210)		(5,090)
Net cash used in investing activities	(135,980)	(42,537)	(217,456)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	390,200	150,000	630,150
Proceeds from issuance of convertible note	53,000		53,000
Proceeds from related party payable		43,744	79,696
Net cash provided by financing activities	443,200	193,744	762,846
Net change in cash	(5,500)	78,418	45,293
Cash, beginning of period	50,793	2,187
Cash, end of period	45,293	80,605	45,293
SUPPLEMENTAL CASH FLOWS DISCLOSURES:
Interest paid			4
Income taxes paid	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares transferred between related parties for mineral claims	6,654		10,796
Fair value of derivative liability	7,102		7,102
Liability accrued for purchase of mineral claims	70,000		70,000
Shares issued for purchase of mineral claims	$ 392,400		$ 392,400
Shares issued for prepaid expenses (in Shares)	103,500		103,500

Note 1. Description of Business	12 Months Ended
Jul. 31, 2012
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1. -  DESCRIPTION OF BUSINESS

Santo Mining Corp. (formerly Santo Pita Corporation) (referred to as we, the “Company” or “Santo Mining”) was incorporated in the State of Nevada on July 8, 2009.

The Company’s original business operations were divided into two segments: 1) through an informative and interactive website, where both dentists and patients can access dental information and have online consultations; and 2) mobile teeth whitening service.

In 2012, the Company’s management decided to redirect the Company’s business focus towards identifying and pursuing options regarding the acquisition of mineral exploration property with the focus on gold and other precious metals in north western Dominican Republic.

On July 30, 2012, the Company entered into a mineral property acquisition agreement (the "Acquisition Agreement") with GEXPLO, SRL (the "Vendor") and Rosa Habeila Feliz Ruiz, an officer and director of the Company, whereby the Company agreed to acquire from the Vendor an undivided one hundred percent (100%) interest in and to a mineral claim known as Alexia, which is located in the province of Dajabon, in the municipalities of Dajabon and Partido, specifically in the sections Chaucey, La Gorra and Partido Arriba, covering  Los Indios, Pueblo Nuevo, Hatico Viejo, El Junco, La Gallina, Tahuique and Charo located in the Dajabon 5874-I (11) and Loma de Cabrera 5874-II (19) topographical sheets. Pursuant to the terms of the Acquisition Agreement, in consideration of an undivided 100% interest in and to the Alexia Claim, the Vendor will receive 6,456,600 shares of the Company’s common stock transferred from Ms. Ruiz and the cancellation of the promissory note for $59,770 from the Company to the Vendor dated May 31, 2012.

After the Company completed its acquisition of Alexia, the Company began to operate in the mining business.

Note 2. Summary of Significant Accounting Policies	12 Months Ended
Jul. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2.  - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The summary of significant accounting policies presented below is designed to assist in understanding Santo Mining’s financial statements. Such financial statements and accompanying notes are the representations of the Company’s management, which is responsible for the integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”) in all material respects and have been consistently applied in preparing the accompanying financial statements.

Use of Estimates

The Company prepares its financial statements in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Adjustments—Functional Currency is the U.S. Dollar

The Company's functional currency for all operations worldwide is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the year. Income statement accounts are translated at average rates for the year. Any translation adjustments are reflected as a separate component of stockholders’ equity and have no effect on current earnings. Gains and losses resulting from foreign currency transactions are included in current results of operations. Aggregate foreign currency transaction gains and losses included in operations totaled a loss of $18 in 2012 and a gain of $10 in 2011.

Stock Split

On March 26, 2012, we effected a 1-for-4.5 forward stock split of our common stock. On July 9, 2012, we effected a 4-for-1 reverse stock split of our common stock. All share and per share amounts have been restated retroactively for the impact of the splits.

Reclassifications

Certain amounts have been reclassified to conform to the current period presentation.

Cash and Cash Equivalents

Santo Mining considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines or to develop mine areas substantially in advance of production are also capitalized once proven and probable reserves exist, and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time. Costs of abandoned projects, including related property and equipment costs, are charged to mining costs. To determine if these costs are in excess of their recoverable amount, periodic evaluations of the carrying value of capitalized costs and any related property and equipment costs are performed. These evaluations are based upon expected future cash flows and/or estimated salvage value. And no impairment charges have been recorded by the Company. As of July 31, 2012, the Company capitalized $63,912 of mineral claim acquisition costs.

Website

Website is carried at cost, with amortization provided on a straight-line basis over its estimated useful lives of five years. During the years ended July 31, 2012, 2011 and the period from July 8, 2009 (Inception) through July 31, 2012, the Company recorded amortization expense of $1,037, $303 and $1,340, respectively.

Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company computes a deferred tax asset for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Fair Values of Financial Instruments

Management believes that the carrying amounts of the Company’s financial instruments, consisting primarily of cash and accounts payable, approximated their fair values as of July 31, 2012 and 2011, due to their short-term nature.

Stock-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and common shares based on the last quoted market price of the Company’s common stock on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual for feature rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Basic and Diluted Earnings (Loss) Per Common Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an “as converted” basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For all periods presented, there were no potentially dilutive securities outstanding.

Subsequent Events

The Company evaluated events subsequent to July 31, 2012 through the date the financial statements were issued for disclosure considerations.

Recently Issued Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on its results of operations, financial position or cash flow.

Note 3. Going Concern	12 Months Ended	9 Months Ended
	Jul. 31, 2012	Apr. 30, 2013 Scenario, Actual [Member]
Note 3. Going Concern [Line Items]
Going Concern Note

NOTE 3.  - GOING CONCERN

These financial statements have been prepared on a going concern basis, which implies Santo Mining will continue to meet its obligations and continue its operations for the next fiscal year. As of July 31, 2012, Santo Mining has not generated revenues, has working capital deficit and has accumulated losses of $281,556 since inception. These factors raise substantial doubt regarding Santo Mining’s ability to continue as a going concern. The continuation of Santo Mining as a going concern is dependent upon financial support from its stockholders, the ability of Santo Mining to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should Santo Mining be unable to continue as a going concern.

NOTE 2. – GOING CONCERN

These financial statements have been prepared on a going concern basis, which implies Santo Mining will continue to meet its obligations and continue its operations for the next fiscal year. As of April 30, 2013, Santo Mining has not generated revenues and has accumulated losses of $840,203 since inception. Santo mining has not commenced operations. These factors raise substantial doubt regarding Santo Mining’s ability to continue as a going concern. The continuation of Santo Mining as a going concern is dependent upon financial support from its stockholders, the ability of Santo Mining to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should Santo Mining be unable to continue as a going concern.

The Company intends to continue seeking and investigating potentially revenue producing projects through its mining operations. No assurances can be given as to the likelihood of it obtaining any revenue producing projects.

Note 4. Equity Transactions	12 Months Ended	9 Months Ended
	Jul. 31, 2012	Apr. 30, 2013 Scenario, Actual [Member]
Note 4. Equity Transactions [Line Items]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 4.  - EQUITY TRANSACTIONS

The Company’s authorized capital stock consists of: 450,000,000 shares of common stock with a $0.00001 par value and 450,000,000 shares of preferred stock with a $0.00001 par value. As of

July 31, 2012, the Company has not issued any preferred shares.

On July 30, 2010, the Company sold 37,500,000 shares of common stock to the Company’s officer and director, Ms. Rosa Habeila Feliz Ruiz for $5,000.

On July 31, 2010, the Company sold 25,462,505 shares of common stock for $33,950.

On March 2, 2012, the Company sold 337,500 shares of common stock for $150,000 in a private placement transaction. These shares were issued pursuant to Regulation S of the Exchange Act of 1933.

On July 19, 2012, the Company sold 102,000 shares of common stock for $51,000 in a private placement transaction. These shares were sold pursuant to Regulation S of the Exchange Act of 1933.

During the year ended July 31, 2012, the Company agreed to issue 233,335 shares of common stock to a third party vendor for services. These shares were valued and recorded at their fair value of $46,667.

NOTE 7. – COMMON STOCK

In September 2012, 116,665 shares were issued to a third-party vendor for services. These shares were recorded at their fair value of $23,332. The Company expensed the entire amount during the nine months period ended April 30, 2013 for the services rendered.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.

Equity Enhancement Program with Hanover Holdings I, LLC

On March 11, 2013, the Company entered into a common stock purchase agreement (“Purchase Agreement”) with Hanover Holdings I, LLC, a New York limited liability company (“Hanover”).  The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, Hanover is committed to purchase up to $16,000,000 (the “Total Commitment”) worth of the Company’s Common Stock (the “Shares”), over the 36-month term of the Purchase Agreement.

Also on March 11, 2013, Hanover deposited $90,000, as an Administrative Fee, into an escrow account, which was disbursed to the Company promptly after the filing of an initial registration statement with the SEC on March 15, 2013.

The Company issued 1,044,264 shares of the Company’s common stock to Hanover for services. The fair value of these shares, $167,500, was recorded as offering cost as a reduction to addition paid-in capital.

In connection with the execution of the Purchase Agreement, the Company and Hanover also entered into a registration rights agreement. Pursuant to the Registration Rights Agreement, the Company filed an initial registration statement (“Registration Statement”) with the SEC on March 15, 2013 (the “Filing Deadline”) and agreed to have it declared effective at the earlier of (A) the 90th calendar day after the earlier of (1) the Filing Deadline and (2) the date of which such initial Registration Statement is filed with the SEC and (B) the fifth business day after the date the Company is notified by the SEC that such Registration Statement will not be reviewed or will not be subject to further review (the “Effectiveness Deadline”).   On June 10, 2013, the Company withdrew the Registration Statement. As of the date of this Report, the Company is renegotiating the terms of the Purchase Agreement with Hanover.

If the initial Registration Statement is not declared effective by the Effectiveness Deadline, the Company is required to issue to Hanover additional shares of the Company’s common stock equal to the quotient obtained by dividing (a) $167,500 by (b) the arithmetic average of the VWAPs over the 10 trading day period immediately preceding the Effectiveness Deadline, rounded up to the nearest whole share (the “Additional Commitment Shares”). As of the date of this Report, the Company has not issued additional common stock to Hanover and is negotiating a resolution with regard to the Additional Commitment Shares.

If at any time all of the Registrable Securities (as defined in the Registration Rights Agreement) are not covered by the initial Registration Statement, the Company has agreed to file with the SEC one or more additional Registration Statements so as to cover all of the Registrable Securities not covered by such initial Registration Statement, in each case, as soon as practicable, but in no event later than the applicable filing deadline for such additional Registration Statements as provided in the Registration Rights Agreement.

On April 5, 2013, the Company issued 635,000 shares of common stock for services. The fair value of these shares, $108,000, was recorded as follows: $4,500 as share-based compensation and $103,500 as prepaid expense for the service not been received yet.

Also on April 5, 2013, the Company issued 900,000 shares of common stock for services. The fair value of these shares, $139,300, was recorded as share-based compensation.

As of April 30, 2013, the Company has recorded 2,500,000 shares of common stock, at fair value of $392,400 for purchase of mineral claims.

Note 5. Related Party Transactions	12 Months Ended	9 Months Ended
	Jul. 31, 2012	Apr. 30, 2013 Scenario, Actual [Member]
Note 5. Related Party Transactions [Line Items]
Related Party Transactions Disclosure [Text Block]

NOTE 5.  - RELATED PARTY TRANSACTIONS

As of July 31, 2012 and 2011, the Company had payable of $79,696 and $36,137, respectively, to Ms. Ruiz for the advances she made to the Company to cover incorporation costs of the Company and ongoing legal and accounting fees related to the Company’s SEC reporting obligations. These advances bear no interest, are unsecured and are due on demand.

On May 31, 2012, the Company entered into a promissory note with GEXPLO, SRL, a company owned by the Company’s then corporate secretary, Mr. Alain French.  The total amount loaned was $59,770 as of May 31, 2012 for exploration expenses that the Company paid on GEXPLO’s behalf for Alexia Claim which was acquired by the Company in July 2012. The loan is non-interest bearing and matures on December 31, 2012. The loan was cancelled by the Company as consideration in the Acquisition Agreement, on July 30, 2012.

On July 30, 2012, under the Acquisition Agreement, Ms. Rosa agreed to transfer 6,456,600 shares of the Company’s common stock she owned to GEXPLO, a company owned by Mr. Alain French, the Company’s new President, Chief Executive Officer and Director, for a mineral right previously owned by GEXPLO. The Company recorded $4,142 for the mineral right and the same amount in paid-in capital for the shares transferred as the result of this related party transaction.

NOTE 4. – RELATED PARTY TRANSACTIONS

As of April 30, 2013 and July 31, 2012, the Company had payable of $79,696 to Ms. Ruiz for the advances she made to the Company to cover incorporation costs of the Company and ongoing legal and accounting fees related to the Company’s SEC reporting obligations. These advances bear no interest, are unsecured and are due on demand.

On May 31, 2012, the Company entered into a promissory note with GEXPLO, SRL, a company owned by the Company’s then corporate secretary, Mr. Alain French.  The total amount loaned was $59,770 as of May 31, 2012 for exploration expenses that the Company paid on GEXPLO’s behalf for Alexia Claim which was acquired by the Company in July 2012. The loan is non-interest bearing and matures on December 31, 2012. The loan was cancelled by the Company as consideration in the Acquisition Agreement, on July 30, 2012. See Note 3 for the shares transferred between Ms. Ruiz and GEXPLO.

As of April 30, 2013, the Company had made advances to GEXPLO, a company owned by the Company's President, for a total of $96,247 for exploration expenses he paid on the Company's behalf.

As described in Note 3, as of April 30, 2013, the Company accrued related party payable of $70,000 for mineral claims, RICHARD and CHARLES, the Company acquired from Alain French during the current quarter.

Note 6. Income Taxes	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 6. -  INCOME TAXES

Santo Mining uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. Since inception, Santo Mining incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is $281,556 at July 31, 2012, and will begin to expire in the year 2029. The net operating loss carry-forward amount is subject to IRS Section 382 limitation as the result of shares transferred by our officer in July 2012, described in Note 1.

At July 31, 2012, deferred tax assets consisted of the following:

	2012	2011
Deferred tax asset (net operating loss carry-forward)	$95,729	$24,954
Less: valuation allowance	(95,729)	(24,954)
Deferred tax asset, net	$-	$-

Note 7. Subsequent Events	12 Months Ended	9 Months Ended
	Jul. 31, 2012	Apr. 30, 2013 Scenario, Actual [Member]
Note 7. Subsequent Events [Line Items]
Subsequent Events [Text Block]

NOTE 7.  - SUBSEQUENT EVENTS

In September 2012, 116,665 shares were issued to a third party vendor for services. These shares were valued at $23,333.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.

On September 17, 2012, the Company exercised its right of first refusal to purchase two additional mineral properties, Walter (the “Walter Claim”) and Maria (the “Maria Claim”), from GEXPLO pursuant to the “Acquisition Agreement”.  In exchange for the Walter Claim and the Maria Claim, Rosa Habeila Feliz Ruiz transferred 13,181,460 of her shares of the Company’s common stock to the Vendor.

On October 12, 2012, the Company amended the Acquisition Agreement  (the “Amendment”) with GEXPLO and Rosa Habeila Feliz Ruiz. Pursuant to the Amendment, the Company would no longer have right of first refusal to purchase the Shalee and Daniel claims and instead would have right of first refusal to purchase the Henry, Francesca, Eliza, and Nathaniel claims.

On October 12, 2012, the Company exercised its right of first refusal to purchase four additional mineral properties, Henry (the “Henry Claim”), Francesca (the “Francesca Claim”), Eliza (the “Eliza Claim”) and Nathaniel (the “Nathaniel Claim”), from the Vendor pursuant to the Acquisition Agreement.  In exchange for the Claims, Rosa Habeila Feliz Ruiz transferred 12,644,943 of her shares of the Company’s common stock to the Vendor.

NOTE 8. – SUBSEQUENT EVENTS

On June 12, 2013, the Company issued to JMJ Financial (the “Lender”) convertible promissory note as of the same date in the principal amount of $335,000 (the “Note”) with a maturity date of June 11, 2013, for total consideration of $300,000 (the “Consideration”). The interest rate of the Note is 0% if repaid within the first 90 days, and shall increase to 12% after 90 days.

Upon the closing on June 12, 2013, the Lender paid to the Company consideration in the amount of $60,000. The Lender may pay additional consideration, as chosen by the lender, up to an additional $150,000. Thereafter, the Lender may pay additional consideration to the Company by mutual agreement up to a total consideration of $300,000.

Pursuant to the terms of the Note, the Lender may elect to convert all or part of the outstanding unpaid principal and accrued interest into shares of the Company’s common stock (up to an amount that would result in JMJ Financial holding no more than 4.99% of the outstanding shares of common stock of the Company) at a conversion price of the lesser of: (i) $0.138, or (ii) 60% of the lowest trade price in the 25 trading days preceding the conversion.

NOTE 1. - BASIS OF PRESENTATION (Scenario, Actual [Member])	9 Months Ended
Apr. 30, 2013
Scenario, Actual [Member]
NOTE 1. - BASIS OF PRESENTATION [Line Items]
Business Description and Basis of Presentation [Text Block]

NOTE 1. – BASIS OF PRESENTATION AND ACCOUNTING POLICIES

The accompanying unaudited interim financial statements of Santo Mining Corp. (“Santo Mining” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in Santo Mining’s Annual Report filed with the SEC on Form 10-K for the year ended July 31, 2012.  In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the financial position and the results of operations for the interim periods presented have been reflected herein.  The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.  Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal 2012 as reported in the Form 10-K have been omitted.

Fair Value Measurement

The Company values its derivative instruments under FASB ASC 820 which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

As defined in ASC 820, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. The Company classifies fair value balances based on the observability of those inputs. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. The Company uses Level 3 to value its derivative instruments.

The following table sets forth by level with the fair value hierarchy the Company’s financial assets and liabilities measured at fair value on April 30, 2013.

	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$ -	$ -	$ 6,890	$ 6,890

NOTE 3. - MINERAL CLAIMS (Scenario, Actual [Member])	9 Months Ended
Apr. 30, 2013
Scenario, Actual [Member]
NOTE 3. - MINERAL CLAIMS [Line Items]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 3. – MINERAL CLAIMS

When this report uses the word “property” or “claim” it refers to a “concession application” which according to the Dominican Mining Law grants the holder with certain preferential rights including future exclusive rights to prospect, explore and exploit metallic minerals within its designated boundaries.

On July 30, 2012, under the Acquisition Agreement, Ms. Ruiz agreed to transfer 6,456,600 shares of the Company’s common stock she owned to GEXPLO SRL (“GEXPLO”), a company owned by Mr. Alain French, the Company’s new President, Chief Executive Officer and Director, for a mineral right previously owned by GEXPLO. The Company recorded $4,142 (original costs incurred by GEXPLO to obtain the claim) for the mineral right and the same amount in paid-in capital for the shares transferred as the result of this related party transaction.

On September 17, 2012, the Company exercised its right of first refusal to purchase two additional mineral properties, the Walter Claim and the Maria Claim, from GEXPLO  pursuant to the Acquisition Agreement.  In exchange for the Walter Claim and the Maria Claim, Rosa Habeila Feliz Ruiz, the Secretary of the Company, transferred 13,181,460 of her shares of the Company’s common stock to the Vendor. The Vendor is owned by Alain French, our President, Chief Executive Officer and Director.

On October 12, 2012, the Company amended the Acquisition Agreement with GEXPLO and Rosa Habeila Feliz Ruiz, an officer and director of the Company. Pursuant to the Amendment, the Company would no longer have right of first refusal to purchase the Shalee and Daniel claims and instead would have right of first refusal to purchase the Henry, Francesca, Kato f/k/a Eliza, and Nathaniel claims.

On October 12, 2012, the Company exercised its right of first refusal to purchase four additional mineral properties, the Henry Claim, the Francesca Claim, the Kato f/k/a Claim and the Nathaniel Claim, from the Vendor pursuant to the Acquisition Agreement.  In exchange for the Claims, Rosa Habeila Feliz Ruiz transferred 12,644,943 of her shares of the Company’s common stock to the Vendor. The Vendor is owned by Alain French, our President, Chief Executive Officer and Director.

On March 25, 2013, the Company agreed to purchase from Alain French 100% right, title and interest in the “RICHARD” Mineral Exploration Concession Application in the Dominican Republic, consisting of 220 Hectares located in Dominican Republic, and any deposits of minerals on RICHARD for $10,000 and 1,000,000 shares of the Company’s common stock, par value $0.00001. As of April 30, 2013, the Company has recorded mineral claims of $177,400, including $167,400 fair value of the shares and $10,000 payable to the related party.

On April 3, 2013, the Company agreed to purchase from Alain French 100% right, title and interest in the “CHARLES” Mineral Exploration Concession Application in the Dominican Republic consisting of 220 Hectares located in Dominican Republic, and any deposits of minerals on CHARLES for an initial payment of $10,000 at closing, a second payment of $50,000 in 90 days, and 1,500,000 shares of the Company’s common stock, par value $0.00001. As of April 30, 2013, the Company has recorded mineral claims of $285,000, including $225,000 fair value of the shares and $60,000 payable to the related party.

NOTE 5. - CONVERTIBLE NOTES (Scenario, Actual [Member])	9 Months Ended
Apr. 30, 2013
Scenario, Actual [Member]
NOTE 5. - CONVERTIBLE NOTES [Line Items]
Debt Disclosure [Text Block]

NOTE 5. – CONVERTIBLE NOTES

On April 19, 2013, the Company borrowed $53,000 from Asher Enterprises, Inc. under a Convertible Promissory Note. The note is unsecured, bears interest at 8% per annum and matures on January 22, 2014. The note is convertible into common stock of the Company and the conversion price shall equal the variable conversion price of 47% multiplied by the average of the lowest three (3) trading prices for the common stock during the thirty (30) trading day period ending on the latest complete trading day prior to the conversion date.

The Company analyzed the Convertible Promissory Note for derivative accounting consideration under FASB ASC 470 and determined that the embedded conversion feature, with a grant date fair value of $7,102 (See Note 6), qualified for accounting treatment as a financial derivative (See Note 6). The Company recognized a discount of $7,102 on this note as result of the embedded conversion feature being a financial derivative. The discount will be amortized by the Company through interest expense over the life of the note.

A summary of value changes to the Convertible Promissory Note for the period ended April 30, 2013 is as follows:

Principal amount	$53,000
Less: discount related to fair value of the embedded conversion feature	(7,102)
Add: amortization of discount	379
Carrying value at April 30, 2013	$46,277

During the nine months ended April 30, 2013, the Company recorded $379 amortization of the debt discount.

NOTE 6. - DERIVATIVE LIABILITY	9 Months Ended
Apr. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 6. – DERIVATIVE LIABILITY

The Company has determined that the variable conversion price under its $53,000 Convertible Promissory Note causes the embedded conversion feature to be a financial derivative. The Company may not have enough authorized common shares to settle its obligation if the note holder elects to convert the note to common shares when the trading price is lower than certain threshold.

The fair value of the conversion feature is recognized as a financial derivative at issuance and is measured at fair value at each reporting period. The fair values of the financial derivative were calculated using a modified binomial valuation model with the following assumptions at April 19, 2013 and April 30, 2013:

	April 19,	April 30,
	2013	2013

Market value of common stock on measurement date (1)	$0.14	$0.14
Adjusted conversion price (2)	$0.066	$0.063
Risk free interest rate (3)	0.13%	0.11%
Life of the note in years	0.77 years	0.77 years
Expected volatility (4)	423%	387%
Expected dividend yield (5)	-	-

(1)	The market value of common stock is based on closing market price as of April 19, 2013 and April 30, 2013.
(2)	The adjusted conversion price is calculated based on conversion terms described in the note agreement.
(3)	The risk-free interest rate was determined by management using the 1 year Treasury Bill as of the respective Offering or measurement date.
(4)	The volatility factor was estimated by management using the historical volatilities of the Company’s stock.
(5)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The following table provides a summary of the changes in fair value of the derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs:

Financial Derivatives
Fair value at April 19, 2013	$ 7,102
Change in fair value of derivative liability	(212)
Fair value at April 30, 2013	$ 6,890

Note 6. Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Federal Income Tax Note [Table Text Block]
	2012	2011
Deferred tax asset (net operating loss carry-forward)	$95,729	$24,954
Less: valuation allowance	(95,729)	(24,954)
Deferred tax asset, net	$-	$-

NOTE 1. - BASIS OF PRESENTATION (Tables)	9 Months Ended
Apr. 30, 2013
Disclosure Text Block [Abstract]
Schedule of Derivative Instruments [Table Text Block]
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$ -	$ -	$ 6,890	$ 6,890

NOTE 5. - CONVERTIBLE NOTES (Tables)	9 Months Ended
Apr. 30, 2013
Debt Disclosure [Abstract]
Stockholders' Equity Note, Derivative Transactions Connected with Contingently Convertible Securities
Principal amount	$53,000
Less: discount related to fair value of the embedded conversion feature	(7,102)
Add: amortization of discount	379
Carrying value at April 30, 2013	$46,277

NOTE 6. - DERIVATIVE LIABILITY (Tables)	9 Months Ended
Apr. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	April 19,	April 30,
	2013	2013

Market value of common stock on measurement date (1)	$0.14	$0.14
Adjusted conversion price (2)	$0.066	$0.063
Risk free interest rate (3)	0.13%	0.11%
Life of the note in years	0.77 years	0.77 years
Expected volatility (4)	423%	387%
Expected dividend yield (5)	-	-

Schedule of Derivative Instruments [Table Text Block]
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$ -	$ -	$ 6,890	$ 6,890

Note 1. Description of Business (Details)	0 Months Ended									9 Months Ended
	Apr. 03, 2013	Mar. 25, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Apr. 30, 2013
Disclosure Text Block [Abstract]
Stock Issued During Period, Shares, Acquisitions (in Shares)	1,500,000	1,000,000	12,644,943	13,181,460	6,456,600
Development Stage Entities, Stock Issued, Shares, Issued for Cash				600,000	59,770	102,000	337,500	37,500,000	25,462,505	23,332

Note 2. Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		37 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 29, 2013	Apr. 30, 2013	Apr. 03, 2013	Mar. 25, 2013
Significant Accounting Policies [Abstract]
Foreign Currency Transaction Gain (Loss), Realized	$ 18	$ 10
Mineral Rights	63,912		63,912	50,000	392,400	10,000	177,400
Accumulated Depreciation, Depletion and Amortization, Write-down of Property, Plant and Equipment (Deprecated 2013-01-31)	$ 1,037	$ 303	$ 1,340

Note 3. Going Concern (Details) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Going Concern Note [Abstract]
Retained Earnings (Accumulated Deficit)	$ 840,203	$ (281,556)	$ (72,113)

Note 4. Equity Transactions (Details) (USD $)	0 Months Ended									1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended	37 Months Ended
	Apr. 05, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Apr. 30, 2013	Sep. 30, 2012	Apr. 05, 2013	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2012	Jul. 29, 2013	Apr. 03, 2013	Mar. 25, 2013	Mar. 11, 2013	Jul. 31, 2011
Note 4. Equity Transactions (Details) [Line Items]
Common Stock, Shares Authorized					450,000,000									450,000,000	450,000,000					450,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.00001									$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Preferred Stock, Shares Authorized					450,000,000									450,000,000	450,000,000					450,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.00001									$ 0.00001	$ 0.00001					$ 0.00001
Development Stage Entities, Stock Issued, Shares, Issued for Cash			600,000	59,770		102,000	337,500	37,500,000	25,462,505				23,332
Sale of Stock, Consideration Received on Transaction (in Dollars)			$ 300,000		$ 46,667	$ 51,000	$ 150,000	$ 5,000	$ 33,950		$ 23,333
Stock Issued During Period, Shares, Issued for Services (in Shares)	635,000	12,644,943	13,181,460	6,456,600	233,335					2,500,000	116,665	1,044,264
Sale of Stock, Consideration Received on Transaction			300,000		46,667	51,000	150,000	5,000	33,950		23,333
Other Commitment																			16,000,000
Deposit Assets																			90,000
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	108,000											167,500
Share-based Compensation	4,500													46,667	46,667
Other Prepaid Expense, Current	103,500											103,500
Mineral Rights					63,912					392,400			392,400	63,912	63,912	50,000	10,000	177,400
CaroCapital
Note 4. Equity Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	900,000
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 139,300

Note 5. Related Party Transactions (Details) (USD $)	0 Months Ended							1 Months Ended		2 Months Ended	9 Months Ended
	Apr. 05, 2013	Mar. 25, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	May 31, 2012	Apr. 30, 2013	Sep. 30, 2012	Apr. 05, 2013	Apr. 30, 2013	Jul. 31, 2011
Note 5. Related Party Transactions (Details) [Line Items]
Accounts Payable, Related Parties						$ 79,696		$ 79,696			$ 79,696	$ 36,137
Accounts Payable, Related Parties, Current							59,770
Stock Issued During Period, Shares, Issued for Services (in Shares)	635,000		12,644,943	13,181,460	6,456,600	233,335		2,500,000	116,665	1,044,264
Adjustments to Additional Paid in Capital, Other					4,142
Related Party Transaction, Amounts of Transaction		10,000					59,770				70,000
AlainFrench
Note 5. Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction											$ 96,247

Note 6. Income Taxes (Details) (USD $)	Jul. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	$ 281,556

Note 6. Income Taxes (Details) - At July 31, 2012, deferred tax assets consisted of the following: (USD $)	Jul. 31, 2012	Jul. 31, 2011
At July 31, 2012, deferred tax assets consisted of the following: [Abstract]
Deferred tax asset (net operating loss carry-forward)	$ 95,729	$ 24,954
Less: valuation allowance	$ (95,729)	$ (24,954)

Note 7. Subsequent Events (Details) (USD $)	0 Months Ended										1 Months Ended		2 Months Ended	9 Months Ended
	Jun. 12, 2013	Apr. 05, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Apr. 30, 2013	Sep. 30, 2012	Apr. 05, 2013	Apr. 30, 2013	Apr. 19, 2013
Subsequent Events [Abstract]
Stock Issued During Period, Shares, Issued for Services		635,000	12,644,943	13,181,460	6,456,600	233,335					2,500,000	116,665	1,044,264
Sale of Stock, Consideration Received on Transaction (in Dollars)				$ 300,000		$ 46,667	$ 51,000	$ 150,000	$ 5,000	$ 33,950		$ 23,333
Development Stage Entities, Stock Issued, Shares, Issued for Cash				600,000	59,770		102,000	337,500	37,500,000	25,462,505				23,332
Convertible Notes Payable	335,000										53,000			53,000	53,000
Debt Instrument, Convertible, Effective Interest Rate (Deprecated 2013-01-31)	0.00%
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Deposits Assets, Current	60,000
Other Commitment, Due in Second Year	150,000
Other Commitment, Due in Third Year	$ 300,000
PercentageOfTheCompanyOwned	4.99%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.138										$ 0.063			$ 0.063	$ 0.066

NOTE 1. - BASIS OF PRESENTATION (Details) - The following table sets forth by level with the fair value hierarchy the Company’s financial assets (USD $)	Apr. 30, 2013
Liabilities
Derivative liabilities	$ 6,890

NOTE 3. - MINERAL CLAIMS (Details) (USD $)	0 Months Ended						9 Months Ended
	Apr. 03, 2013	Mar. 25, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	May 31, 2012	Apr. 30, 2013	Jul. 29, 2013	Jul. 31, 2012	Jul. 31, 2011
NOTE 3. - MINERAL CLAIMS (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares)	1,500,000	1,000,000	12,644,943	13,181,460	6,456,600
Stock Issued During Period, Value, Acquisitions		$ 10,000			$ 4,142
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.00001	$ 0.00001							$ 0.00001	$ 0.00001
Mineral Rights	10,000	177,400					392,400	50,000	63,912
MineralRightsFairValue		167,400
Related Party Transaction, Amounts of Transaction		10,000				59,770	70,000
Charles
NOTE 3. - MINERAL CLAIMS (Details) [Line Items]
Mineral Rights							285,000
MineralRightsFairValue							225,000
Related Party Transaction, Amounts of Transaction							$ 60,000

NOTE 5. - CONVERTIBLE NOTES (Details) (USD $)	9 Months Ended
	Apr. 30, 2013	Jun. 12, 2013	Apr. 19, 2013
Debt Disclosure [Abstract]
Convertible Notes Payable	$ 53,000	$ 335,000	$ 53,000
Debt Instrument, Interest Rate at Period End			8.00%
Convertible Debt, Fair Value Disclosures			7,102
Debt Instrument, Unamortized Discount			7,102
Amortization of Debt Discount (Premium)	$ 379

NOTE 5. - CONVERTIBLE NOTES (Details) - A summary of value changes to the Convertible Promissory Note for the period ended April 30, 2013 is (USD $)	9 Months Ended
	Apr. 30, 2013	Jun. 12, 2013	Apr. 19, 2013
A summary of value changes to the Convertible Promissory Note for the period ended April 30, 2013 is [Abstract]
Principal amount	$ 53,000	$ 335,000	$ 53,000
Less: discount related to fair value of the embedded conversion feature	(7,102)
Add: amortization of discount	379
Carrying value at April 30, 2013	$ 46,277

NOTE 6. - DERIVATIVE LIABILITY (Details) (USD $)	Jun. 12, 2013	Apr. 30, 2013	Apr. 19, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Convertible Notes Payable	$ 335,000	$ 53,000	$ 53,000

NOTE 6. - DERIVATIVE LIABILITY (Details) - The fair value of the conversion feature is recognized as a financial derivative at issuance and is (USD $)	9 Months Ended
	Apr. 19, 2013	Apr. 30, 2013	Jun. 12, 2013
The fair value of the conversion feature is recognized as a financial derivative at issuance and is [Abstract]
Market value of common stock on measurement date (1) (in Dollars per share)	$ 0.14	$ 0.14
Adjusted conversion price (2) (in Dollars per share)	$ 0.066	$ 0.063	$ 0.138
Risk free interest rate (3)	0.13%	0.11%
Expected volatility (4)	423.00%	387.00%

NOTE 6. - DERIVATIVE LIABILITY (Details) - The following table provides a summary of the changes in fair value of the derivative financial inst (USD $)	0 Months Ended
Apr. 30, 2013
The following table provides a summary of the changes in fair value of the derivative financial inst [Abstract]
Fair value at April	$ 46,277
Change in fair value of derivative liability	$ (212)